EXHIBIT 99.13      CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:	Bank of America Corporation
Client Project Name:	SEMT 2021-1
Start - End Dates:	10/2020 - 12/2020

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	3
Compliance	Right of Rescission	CMPROR2043	Cannot determine if funding date is after rescission period	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	2
Compliance	Repayment Ability	CMPSTRA119	OH CSPA - No lender analysis of repayment ability in file	1
Compliance	State Consumer Protection	CMPSTCP118	OH CSPA; Home Mortgage Information disclosure not timely	1
Compliance	State Consumer Protection	CMPSTCP2129	MD Counseling Notice not in file	1
Compliance	Borrower's Interest	CMPBI1616	MA Borrower Interest; Worksheet not properly dated	1
Compliance	Borrower's Interest	CMPBI1623	MA Borrower Interest; Worksheet missing	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	3
Total				19

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